Other Operating Expenses (Details) - ZAR (R) R in Millions	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Social investment expenditure		R 126	R 143	R 155
Loss on scrapping of property, plant and equipment (a)		161	62	21
Silicosis settlement provision/(reversal of provision) (b)		80	36	(62)
Loss allowance		47	63	7
Remeasurement of contingent consideration (c)	R (127)	(127)	0	0
Other (income)/expense – net		(46)	5	(21)
Total other operating expenses		R 241	R 309	R 100